SIDLEY AUSTIN LLP 787 SEVENTH AVENUE NEW YORK, NY 10019 +1 212 839 5300 +1 212 839 5599 FAX AMERICA • ASIA PACIFIC • EUROPE

August 13, 2018

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Re:	BlackRock Financial Institutions Series Trust

Registration Statement on Form N-14

Securities Act File No. 333-225796

Ladies and Gentlemen:

On behalf of BlackRock Financial Institutions Series Trust (the “BlackRock Registrant”), we hereby transmit for filing with the Securities and Exchange Commission (the “SEC”) Pre-Effective Amendment No. 1 to the BlackRock Registrant’s Registration Statement on Form N-14 (the “Registration Statement”) relating to the proposed acquisition by BlackRock Summit Cash Reserves Fund, a series of the BlackRock Registrant, of all of the assets and certain stated liabilities of State Farm Money Market Fund, a series of State Farm Mutual Fund Trust, in exchange for Investor A Shares of BlackRock Summit Cash Reserves Fund. The BlackRock Registrant responded to the comments of the SEC staff to the Registration Statement in separate letters filed on August 1, 2018 and August 10, 2018.

Should members of the SEC staff have any questions regarding the enclosed materials, they should call the undersigned at (212) 839-8615.

Respectfully submitted,

/s/ Jesse C. Kean

Jesse C. Kean

cc:	Benjamin Archibald

Gladys Chang

John A. MacKinnon

Sidley Austin (NY) sLLP is a Delaware limited liability partnership doing business as Sidley Austin LLP and practicing in affiliation with other Sidley Austin partnerships.